                        SEMIANNUAL REPORT / JUNE 30 2000

                             AIM SELECT GROWTH FUND

                                  [COVER IMAGE]

                             [AIM LOGO APPEARS HERE]

                            --Registered Trademark--

                                [ COVER IMAGE ]


                      -------------------------------------

                 THE ARTIST'S GARDEN AT GIVERNY BY CLAUDE MONET

            A CAREFULLY SELECTED COMBINATION OF MULTI-COLORED FLOWERS

         CAN RESULT IN A STUNNINGLY BEAUTIFUL GARDEN, JUST LIKE THE ONE

            DEPICTED IN MONET'S CLASSIC WORK. AIM SELECT GROWTH FUND

          SEEKS TO MEET ITS OBJECTIVE BY INVESTING PRIMARILY IN COMMON

             STOCKS WITH PROSPECTS FOR ABOVE-AVERAGE MARKET RETURNS,

                    WITHOUT REGARD TO MARKET CAPITALIZATION.

                      -------------------------------------

AIM Select Growth Fund is for shareholders who seek long-term growth of capital.

ABOUT FUND PERFORMANCE AND PORTFOLIO DATA THROUGHOUT THIS REPORT:

o AIM Select Growth Fund's performance figures are historical, and they reflect the reinvestment of distributions and changes in net asset value.
o When sales charges are included in performance figures, Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge
    (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. The performance of the fund's Class B and Class C shares will differ from that of its Class A shares due to different sales-charge structure and class expenses.
o Investing in mico-, small- and mid-sized companies may involve risks not associated with investing in more established companies. Also, micro and small companies may have business risk, significant stock-price fluctuations and illiquidity.
o The fund's investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

ABOUT INDEXES AND OTHER PERFORMANCE BENCHMARKS CITED IN THIS REPORT:

o The unmanaged Lipper Multi-Cap Growth Fund Index represents an average of the performance of the 30 largest multi-capitalization growth funds tracked by Lipper, Inc., an independent mutual fund performance monitor.
o The unmanaged Russell 3000 Index represents the performance of the broad market.
o The unmanaged Standard & Poor's Composite of 500 Stocks (the S&P 500) represents the performance of the stock market.
o An investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

   AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR
      GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. THERE IS A RISK THAT YOU COULD LOSE SOME OR ALL OF
                                  YOUR MONEY.

   This report may be distributed only to current shareholders or to persons who have received a current prospectus of the fund.


                             AIM SELECT GROWTH FUND

                     SEMIANNUAL REPORT / CHAIRMAN'S LETTER


                    Dear Fellow Shareholder:

                    When we started AIM in 1976, we had only a table, two chairs
     [PHOTO OF      and a telephone. At the time, Bob Graham, Gary Crum and I
     Charles T.     had the idea of creating a mutual fund company that put
       Bauer,       people first. Our slogan, "people are the product," means
    Chairman of     that people--our employees and our investors--are our
    the Board of    company.
      THE FUND          Almost a quarter-century later, we've grown to more
    APPEARS HERE]   than eight million investors, $176 billion in assets under management and 53 retail funds. Over that time, the industry
     [PHOTO OF      as a whole has grown from $51 billion in assets to more than
      Robert H.     $7 trillion today. I never dreamed we would see such
       Graham       phenomenal growth. You are the main reason for our success,
    APPEARS HERE]   and I want you to know how much I appreciate your loyalty
                    and trust over the past 24 years.
                        Usually in this letter I review market activity during
                    the period covered by the report. This time, I'd just like to say thank you. I am retiring as chairman of the AIM Funds effective September 30, and as chairman of AIM effective December 31, 2000. Bob Graham, whose picture appears under mine, will succeed me as AIM's chairman and chairman of the AIM Funds. Gary Crum will remain president of A I M Capital Management, Inc., leading our investment division. I am enormously proud to leave AIM in such capable hands.
    I'm also very proud of our team of employees, now more than 2,500 strong. Because of their collective commitment to excellence and ethical business practices, AIM has earned the trust of investors and financial advisors alike. And every employee, from portfolio managers to client services representatives, is dedicated to serving our shareholders.
    Rest assured that nothing at AIM will change because of my retirement. You can still depend on this company to manage your money responsibly and provide you with top-notch service. As chairman of AIM and chairman of the AIM Funds, Bob is committed to preserving the things that have made AIM great in the past and positioning it to succeed in the future. And Gary is dedicated to maintaining the quality and long-term performance you've come to expect from AIM.
    In the pages that follow, the managers of your fund comment on recent market activity, how they have managed your fund over the past six months and their outlook for the coming months. We trust you will find their comments helpful.
    If you have any questions or comments, please contact us through our Web site, www.aimfunds.com, or call our Client Services department at 800-959-4246 during normal business hours. Information about your account is available at our Web site and on our automated AIM Investor Line, 800-246-5463.
    Thank you again for the support and trust you've shown us. I feel privileged to have helped you with your financial goals, and I wish you success in all your endeavors.

Sincerely,

/s/ CHARLES T. BAUER

Charles T. Bauer
Chairman, A I M Advisors, Inc.


                             AIM SELECT GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


AIM SELECT GROWTH FUND RISES DESPITE ROCKY MARKETS

HOW DID AIM SELECT GROWTH FUND PERFORM DURING THE FIRST HALF OF 2000?
Given the volatility that characterized the markets during the first half of the year, the fund performed exceptionally well for shareholders. For the six-month period ended June 30, 2000, total returns for the fund's Class A, Class B and Class C shares were 16.16%, 15.71% and 15.68%, respectively. These figures are at net asset value, which means that they do not include sales charges. The fund significantly outperformed the Russell 3000 Index, the Lipper Multi-Cap Growth Fund Index and the S&P 500, which returned 0.95%, 7.40% and -0.43%, respectively, during the same period.
    The fund's total net assets rose from $1.1 billion to $1.3 billion during the reporting period.

HOW DID THE MARKETS AS A WHOLE PERFORM DURING THE FIRST SIX MONTHS OF THE YEAR? U.S. equity markets experienced significant volatility during the first half of 2000, and investors shifted their investment strategies to deal with this volatility, which was most pronounced among formerly high-flying technology stocks, many of which fell sharply in March and April. But many non-technology stocks, particularly those that announced potential earnings shortfalls, were volatile as well during the first half of the year.
    While some investors sought safety by shifting from growth stocks to value stocks following the March/April technology sell-off, others simply moved to cash--and waited. They waited to see whether the Federal Reserve Board (the Fed) would continue its year-long series of interest-rate increases, waited to see where the economy was headed and waited to evaluate mid-year corporate earnings reports. As they waited, the markets drifted for much of May and June.

HOW DID THE FUND TAKE ADVANTAGE OF THESE MARKET TRENDS?
AIM Select Growth Fund is an all-capitalization fund run by representatives of each of the investment teams at AIM; representatives meet and propose their high-conviction ideas for the fund. Team consensus results in an all-capitalization, all-investment-style stock fund composed of the best ideas from the growth, growth-at-a-reasonable-price and value teams. In a volatile, rotational market this kind of mix can be beneficial.
    For example, when small-cap stocks began outperforming the rest of the market, the fund was already exposed to the better stocks in that area. When value stocks "popped," we already had representation in that area from our large-cap value team. Such rotations occur rapidly, and they are impossible to time. Being constantly invested in all investment styles has helped the fund participate in these rotational rallies.

HOW WAS THE FUND POSITIONED AT THE CLOSE OF THE REPORTING PERIOD?
The fund's sector weightings are a result of individual stock selection, not sector selection, since fund managers use a bottom-up approach when deciding whether or not to buy a particular stock. The sector most heavily represented in the portfolio at the close of the reporting period was technology, which accounted for 45% of the fund's total net assets, and which con-

FUND PERFORMANCE

TOTAL RETURNS OF CLASS A, B AND C SHARES VS. INDEXES

12/31/99-6/30/00, excluding sales charges

================================================================================
FUND CLASS A SHARES                               16.16%

FUND CLASS B SHARES                               15.71%

FUND CLASS C SHARES                               15.68%

LIPPER MULTI-CAP GROWTH FUND INDEX                 7.40%

RUSSELL 3000 INDEX                                 0.95%

S&P 500                                           -0.43%
================================================================================


AVERAGE ANNUAL TOTAL RETURNS

As of 6/30/00, including sales charges

================================================================================
CLASS A SHARES
  10 Years                       16.07%
  5 Years                        24.98
  1 Year                         36.49*
  *44.42% excluding sales charges

CLASS B SHARES
  Inception (9/1/93)             20.34%
  5 Years                        25.19
  1 Year                         38.26*
  *43.26% excluding CDSC

CLASS C SHARES
  Inception (8/4/97)             26.22%
  1 Year                         42.19*
  *43.19% excluding CDSC
================================================================================


Past performance cannot guarantee comparable future results. MARKET VOLATILITY CAN SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE SHOWN.

          See important fund and index disclosures inside front cover.

                             AIM SELECT GROWTH FUND

                     SEMIANNUAL REPORT / MANAGERS' OVERVIEW


tributed to the fund's performance during the first half of 2000. Other major sectors included health care (10%), capital goods (8%) and consumer cyclicals (6%). We decreased the fund's consumer staples and financial holdings during the reporting period.
    In all, we held 114 stocks at the close of the reporting period. Combined, the fund's top 10 holdings accounted for slightly more than 25% of total net assets.

WHAT TECHNOLOGY STOCKS PERFORMED WELL FOR THE FUND?
One of the fund's largest holdings at the close of the reporting period was PMC-Sierra, which designs, develops and markets broadband communications chips used in a variety of networking devices. Companies including Cisco and Lucent use PMC-Sierra semiconductors to improve transmission speed and performance on the Internet and other high-bandwidth networks.
    North Carolina-based Cree is another stock that has performed well for the fund. Cree's blue and green light-emitting diodes (LEDs), which account for about half of the company's sales, are used to make dashboard lights, market tickers and other products; its silicon carbide wafers are sold primarily to research labs. One Cree subsidiary makes full-color LED modules used in large-area video screens, such as the giant video screen in New York's Times Square.

WHAT NON-TECH STOCKS HAVE DONE WELL?
Two health-related stocks we like are Pfizer and Guidant. In June, following the completion of its merger with Warner-Lambert, Pfizer--one of the fund's largest holdings at the close of the reporting period--became the world's second-largest drugmaker. Its prescription drugs include such market-leading names as arthritis pain medicine Celebrex and cholesterol-lowering Lipitor. Its consumer brands are even better-known, and include Zantac 75, Visine, Sudafed, Benadryl, Dentyne, Certs, Desitin, Listerine, Schick, Efferdent and Ben Gay.
    Guidant is a global manufacturer of cardiovascular therapeutic devices and related products, such as defibrillators and pacemakers. Its vascular products open blocked arteries, and the company also develops minimally invasive surgical devices to speed patients' recovery following surgery. Guidant sells its products in the United States and more than 100 other countries worldwide.

WHAT IS YOUR OUTLOOK GOING FORWARD?
There are signs that Fed rate hikes are beginning to slow the economy, possibly obviating the need for additional increases. While a continuing tight labor market and high oil prices remain concerns, we are cautiously optimistic that the Fed will succeed in piloting the U.S. economy to a "soft landing." Indeed, shortly after the close of the reporting period, based on positive second-quarter earnings reports and the increasing likelihood that the Fed was approaching the end of its tightening cycle, investor confidence seemed to increase, and the markets rallied.
    While some measure of market volatility will always be a fact of life for investors, we continue to believe that carefully selected stocks, including those in the technology sector, are attractive. Technology and telecommunications companies in the United States and elsewhere are producing innovative new products and infrastructure that could result in years of above-average growth. AIM Select Growth Fund will continue to seek out well-managed, financially strong, industry-leading companies with the potential to appreciate.

                     -------------------------------------

                       THERE ARE SIGNS THAT FED RATE HIKES

                       ARE BEGINNING TO SLOW THE ECONOMY,

                         POSSIBLY OBVIATING THE NEED FOR

                              ADDITIONAL INCREASES.

                     -------------------------------------

PORTFOLIO COMPOSITION

As of 6/30/00, based on total net assets

==========================================================================================================
TOP 10 HOLDINGS                                   TOP 10 INDUSTRIES
----------------------------------------------------------------------------------------------------------
 1. EMC Corp.                      3.69%           1. Computers (Software & Services)              10.49%
 2. Comverse Technology, Inc.      3.01            2. Communications Equipment                     10.09
 3. Oracle Corp.                   2.73            3. Electronics (Semiconductors)                  8.54
 4. Pfizer Inc.                    2.66            4. Computers (Peripherals)                       6.48
 5. PMC-Sierra, Inc. (Canada)      2.58            5. Electrical Equipment                          4.66
 6. Quanta Services, Inc.          2.41            6. Computers (Networking)                        2.92
 7. InfoSpace, Inc.                2.16            7. Health Care (Medical Products & Supplies)     2.78
 8. Altera Corp.                   2.15            8. Computers (Hardware)                          2.68
 9. Sun Microsystems, Inc.         2.14            9. Health Care (Drugs--Major Pharmaceuticals)    2.66
10. Nokia Oyj A.B.--ADR (Finland)  1.86           10. Financial (Diversified)                       2.64

The fund's portfolio composition is subject to change, and there is no assurance that the fund will continue to hold any particular security.
==========================================================================================================


          See important fund and index disclosures inside front cover.

                             AIM SELECT GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION

CHASING PERFORMANCE MAY HURT MORE THAN IT HELPS

In the wake of some of last year's eye-popping mutual fund returns of more than 100%, it may be hard to look at your own returns and not feel disappointed. According to Lipper, Inc.(1), the average large-cap core mutual fund finished 1999 up 22.35%--a return that would be considered terrific in most other years--while the average science and technology fund had an astounding return of 134.77% for the year. Industry trends point to the fact that some investors have looked at such performance and said, "My investments haven't had that kind of return. I need to change my portfolio." What's an investor to do?

LOOK AT THE BIG PICTURE
It's very tempting to look only at returns when you invest in a mutual fund. But there are other factors to consider:

o   How well does the fund match my financial goals?
Different kinds of mutual funds are appropriate for different people at different stages. Are you a young adult early in your work life, or are you approaching retirement? Are you investing to buy a house, car or other large item soon, or are you investing for your later years?
    If your investment plan has a rather long time horizon, you may be able to invest more aggressively because you could have time to recoup should you experience losses. If your needs are more immediate, you should assess how aggressive you can afford to be--you may need to be more conservative than you thought to meet your goal.

o   How well does the fund match my tolerance for risk?
Many of the mutual funds that had such high-flying returns for 1999 are pretty aggressive, investing in smaller, less-established companies, some of which have not even realized a profit. So while these mutual funds have the potential to make your money grow, they may also entail more risk than you may be prepared to take.
    Of course, investing in any mutual fund brings with it a certain amount of risk, but this risk can vary widely depending on the types of holdings in which a fund invests. It's important that you take a hard look at your risk tolerance before investing in any fund, particularly if you are ratcheting up to a more aggressive fund.

o   How well does the fund fit into my portfolio?
When a market sector or mutual fund is doing well, you may be tempted to overload your portfolio with the "winner of the moment." It seems to make sense--you're making money with that investment so you should allocate more money to it, right?
    Be careful. A narrowly invested portfolio could be especially vulnerable to market volatility. Spreading your investment over several types of funds or investing in one diversified fund can help you spread out your risk--the more diversified your portfolio, the less overlap it should have. Less overlap can mean less risk.

PAST PERFORMANCE IS NO GUARANTEE
Last year's phenomenal returns were the result of a number of unique factors-- the strong U.S. economy, the proliferation of new technology companies and record amounts of cash being poured into the stock market, to name a few. Even so, it may seem that everyone came out a winner in 1999.
    In reality, just a few large companies accounted for many of the markets' records in 1999. More than half the stocks in the S&P 500(2) declined during the year. The technology sector was clearly dominant--the tech component of the S&P 500 finished 1999 with a return of 75.11%, while the capital goods component of the index, which came in second for the year, had a return of 28.76%.(3) So if you didn't invest in technology in 1999, you probably didn't enjoy the same performance as people who did.
    As we've seen thus far in 2000, financial markets can be quite fickle, revolving around investors' perceptions as much as hard facts. Because of the ever-changing nature of the market environment, many high-performing mutual funds don't repeat their gains from year to year. This doesn't necessarily mean a fund had a "bad" year or that fund managers chose

--------------------------------------------------------------------------------
SEC SPEAKS OUT
In the wake of 1999's extraordinary fund performances, the Securities and Exchange Commission (SEC), which regulates the mutual fund industry, says that investors should temper their expectations and not make investment decisions based only on past performance. The SEC also suggests that investors consider the following factors when looking at a mutual fund:

                      -------------------------------------


                                 Tax Efficiency

                                       Age

                                      Risk

                                      Size

                                   Volatility

                                   Management

                                    Expenses

                      -------------------------------------

                    Source: The Wall Street Journal, 1/25/00

                             AIM SELECT GROWTH FUND

                      SEMIANNUAL REPORT / FOR CONSIDERATION


holdings poorly. It may just mean that the environment for a particular fund was not as ideal as it had been in the past. This can be true for any mutual fund.

KEEP EXPECTATIONS REALISTIC
Along with recognizing how quickly the market environment can change, it's important to keep your expectations realistic. Of course you would like your investments to do well every year, but chances are they won't. It's the nature of the beast. So what you should be shooting for is good performance over the long term. While your investment may not have a stellar year every year, over time its average returns may prove to be just what you hoped for.
    Sometimes it's hard to be patient when it seems like everyone else's investments are doing better than yours. You may be tempted to chase winning performance by trying to time the market, switching in and out of funds as markets or sectors go in and out of favor. But this strategy can greatly increase your risk and it rarely works--you may end up with significantly lower returns than if you'd just stayed put. (There can also be adverse tax consequences.)

ASSET ALLOCATION: THE OLD STANDBY
The truth is, no one knows for sure what is going to perform well in the market, which is why mutual fund investors should diversify using asset allocation--spreading investments over several fund types (e.g., core, growth, international and income). Unfortunately, some investors seem less interested in asset allocation these days because they want to chase performance instead. And when the market is roaring ahead, who can blame them?
    But as Isaac Newton proved, what goes up must come down. A diversified portfolio can offer some protection in a market downturn because when your assets are spread over several different types of funds, chances are at least one of them is keeping its head above water. And while a diversified fund portfolio probably won't perform as well as the flashiest stock fund, it probably won't do as badly as the worst of them either.

--------------------------------------------------------------------------------
Your financial advisor can help you determine what kinds of mutual funds best fit your investment goals and risk tolerance. Talk to your financial advisor for more information.

(1) Lipper, Inc. is an independent mutual fund performance monitor.

(2) The unmanaged Standard & Poor's Composite Index of 500 Stocks (the S&P 500) is generally considered representative of the stock market.

(3) Source: Bloomberg.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DOLLAR-COST AVERAGING CAN LOWER THE COST OF INVESTING
One useful way to buy shares of a mutual fund is through dollar-cost averaging. In such a plan, you invest a certain amount at regular intervals--say $200 per month--which allows you to buy more shares when mutual fund prices go down and fewer shares when prices go up. This gives you the benefit of your average cost per share actually being less than the average price per share.

Please keep in mind that this example is hypothetical and is not indicative of the performance of any investment, IRA or AIM fund. Dollar-cost averaging does not assure a profit and does not protect against loss in declining markets. Since dollar-cost averaging involves continuous investing regardless of fluctuating securities prices, investors should consider their ability to continue purchases over an extended period of time.

For more complete information about any AIM Fund(s), including sales charges and expenses, ask your financial advisor or securities dealer for a free prospectus(es). Please read the prospectus(es) carefully before you invest or send money.

=================================================================
  MONTH       AMOUNT INVESTED     SHARE PRICE    SHARES PURCHASED
-----------------------------------------------------------------
JANUARY          $ 200             $ 24                8.333
FEBRUARY           200               20               10.000
MARCH              200               14               14.286
APRIL              200               18               11.111
MAY                200               22                9.091
JUNE               200               24                8.333
6-MONTH TOTAL    $1200             $122               61.154
=================================================================

Average price per share: $122 divided by 6 = $20.33

Average cost per share: $1200 divided by 61.154 = $19.62
--------------------------------------------------------------------------------

                             AIM SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2000
(UNAUDITED)

                                                     MARKET
                                      SHARES         VALUE
DOMESTIC COMMON STOCKS-77.04%

BIOTECHNOLOGY-0.63%

Amgen Inc.(a)                          120,000   $    8,430,000
---------------------------------------------------------------

BROADCASTING (TELEVISION, RADIO &
  CABLE)-0.87%

AT&T Corp.-Liberty Media
  Group-Class A(a)                     250,000        6,062,500
---------------------------------------------------------------
Radio One, Inc.-Class A(a)              74,000        2,187,625
---------------------------------------------------------------
Radio One, Inc.-Class D(a)             148,000        3,265,250
---------------------------------------------------------------
                                                     11,515,375
---------------------------------------------------------------

COMMUNICATIONS EQUIPMENT-5.96%

Avanex Corp.(a)                         30,700        2,931,850
---------------------------------------------------------------
Comverse Technology, Inc.(a)           429,900       39,980,700
---------------------------------------------------------------
Finisar Corp.(a)                        49,200        1,288,425
---------------------------------------------------------------
JDS Uniphase Corp.(a)                   62,800        7,528,150
---------------------------------------------------------------
Juniper Networks, Inc.(a)              129,600       18,864,900
---------------------------------------------------------------
ONI Systems Corp.(a)                    24,500        2,871,477
---------------------------------------------------------------
Sycamore Networks, Inc.(a)              52,200        5,761,575
---------------------------------------------------------------
                                                     79,227,077
---------------------------------------------------------------

COMPUTERS (HARDWARE)-2.68%

National Instruments Corp.(a)          165,000        7,198,125
---------------------------------------------------------------
Sun Microsystems, Inc.(a)              312,000       28,372,500
---------------------------------------------------------------
                                                     35,570,625
---------------------------------------------------------------

COMPUTERS (NETWORKING)-2.92%

Cisco Systems, Inc.(a)                 288,000       18,306,000
---------------------------------------------------------------
Extreme Networks, Inc.(a)              131,000       13,820,500
---------------------------------------------------------------
VeriSign, Inc.(a)                       38,000        6,707,000
---------------------------------------------------------------
                                                     38,833,500
---------------------------------------------------------------

COMPUTERS (PERIPHERALS)-6.48%

Brocade Communications Systems,
  Inc.(a)                              102,000       18,715,406
---------------------------------------------------------------
EMC Corp.(a)                           636,280       48,953,792
---------------------------------------------------------------
Network Appliance, Inc.(a)             144,800       11,656,400
---------------------------------------------------------------
QLogic Corp.(a)                        103,000        6,804,437
---------------------------------------------------------------
                                                     86,130,035
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE
COMPUTERS (SOFTWARE &
  SERVICES)-10.49%

Affiliated Computer Services,
  Inc.-Class A(a)                       22,600   $      747,212
---------------------------------------------------------------
America Online, Inc.(a)                 92,000        4,853,000
---------------------------------------------------------------
BEA Systems, Inc.(a)                   294,000       14,534,625
---------------------------------------------------------------
Citrix Systems, Inc.(a)                219,000        4,147,312
---------------------------------------------------------------
InfoSpace, Inc.(a)                     519,000       28,674,750
---------------------------------------------------------------
ISS Group, Inc.(a)                      16,400        1,619,244
---------------------------------------------------------------
Marimba, Inc.(a)                        17,000          236,937
---------------------------------------------------------------
Oracle Corp.(a)                        432,000       36,315,000
---------------------------------------------------------------
Secure Computing Corp.(a)              630,000       11,851,875
---------------------------------------------------------------
Siebel Systems, Inc.(a)                 74,000       12,103,625
---------------------------------------------------------------
StorageNetworks, Inc.(a)                 5,100          460,275
---------------------------------------------------------------
VERITAS Software Corp.(a)              168,750       19,071,387
---------------------------------------------------------------
WatchGuard Technologies, Inc.(a)        85,000        4,669,687
---------------------------------------------------------------
                                                    139,284,929
---------------------------------------------------------------

DISTRIBUTORS (FOOD & HEALTH)-0.41%

McKesson HBOC, Inc.                    260,000        5,443,750
---------------------------------------------------------------
ELECTRIC COMPANIES-0.82%
Niagara Mohawk Holdings Inc.(a)        214,300        2,986,806
---------------------------------------------------------------
Northeast Utilities                    218,600        4,754,550
---------------------------------------------------------------
TXU Corp.                              107,000        3,156,500
---------------------------------------------------------------
                                                     10,897,856
---------------------------------------------------------------

ELECTRICAL EQUIPMENT-3.07%

American Power Conversion Corp.(a)     318,000       12,978,375
---------------------------------------------------------------
Cohu, Inc.                             134,000        3,613,812
---------------------------------------------------------------
Cree, Inc.(a)                           70,000        9,345,000
---------------------------------------------------------------
Sanmina Corp.(a)                       174,400       14,911,200
---------------------------------------------------------------
                                                     40,848,387
---------------------------------------------------------------

ELECTRONICS
  (INSTRUMENTATION)-2.20%

Tektronix, Inc.                        256,000       18,944,000
---------------------------------------------------------------
Waters Corp.(a)                         82,000       10,234,625
---------------------------------------------------------------
                                                     29,178,625
---------------------------------------------------------------

ELECTRONICS (SEMICONDUCTORS)-5.25%

Altera Corp.(a)                        280,800       28,624,050
---------------------------------------------------------------
Amkor Technology, Inc.(a)              150,000        5,296,875
---------------------------------------------------------------
Broadcom Corp.-Class A(a)               33,000        7,224,937
---------------------------------------------------------------
Linear Technology Corp.                177,600       11,355,300
---------------------------------------------------------------
Maxim Integrated Products, Inc.(a)     140,000        9,511,250
---------------------------------------------------------------
Zoran Corp.(a)                         117,000        7,714,687
---------------------------------------------------------------
                                                     69,727,099
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

ENGINEERING & CONSTRUCTION-2.41%

Quanta Services, Inc.(a)               582,500   $   32,037,500
---------------------------------------------------------------

ENTERTAINMENT-0.84%

SFX Entertainment, Inc.-Class A(a)     246,300       11,160,469
---------------------------------------------------------------

EQUIPMENT (SEMICONDUCTOR)-1.22%

Teradyne, Inc.(a)                      220,000       16,170,000
---------------------------------------------------------------

FINANCIAL (DIVERSIFIED)-2.64%

American Express Co.                   120,300        6,270,637
---------------------------------------------------------------
Citigroup Inc.                         255,375       15,386,344
---------------------------------------------------------------
Freddie Mac                            161,860        6,555,330
---------------------------------------------------------------
MGIC Investment Corp.                  149,300        6,793,150
---------------------------------------------------------------
                                                     35,005,461
---------------------------------------------------------------

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-1.96%

Forest Laboratories, Inc.(a)           105,200       10,625,200
---------------------------------------------------------------
Jones Pharma Inc.                      220,000        8,786,250
---------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                 117,000        6,669,000
---------------------------------------------------------------
                                                     26,080,450
---------------------------------------------------------------

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-2.66%

Pfizer Inc.                            736,200       35,337,600
---------------------------------------------------------------

HEALTH CARE (HOSPITAL
  MANAGEMENT)-1.38%

Health Management Associates,
  Inc.-Class A(a)                      790,000       10,319,375
---------------------------------------------------------------
LifePoint Hospitals, Inc.(a)           360,000        8,010,000
---------------------------------------------------------------
                                                     18,329,375
---------------------------------------------------------------

HEALTH CARE (MANAGED CARE)-1.03%

UnitedHealth Group Inc.                159,100       13,642,825
---------------------------------------------------------------

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-2.78%

Beckman Coulter, Inc.                   68,500        3,998,687
---------------------------------------------------------------
Biomet, Inc.                           120,600        4,635,563
---------------------------------------------------------------
Edwards Lifesciences Corp.(a)          440,000        8,140,000
---------------------------------------------------------------
Guidant Corp.(a)                       105,000        5,197,500
---------------------------------------------------------------
Medtronic, Inc.                        300,000       14,943,750
---------------------------------------------------------------
                                                     36,915,500
---------------------------------------------------------------

INSURANCE
  (PROPERTY-CASUALTY)-0.63%

Radian Group Inc.                       57,000        2,949,750
---------------------------------------------------------------
XL Capital Ltd.-Class A                100,000        5,412,500
---------------------------------------------------------------
                                                      8,362,250
---------------------------------------------------------------

LEISURE TIME (PRODUCTS)-0.38%

Mattel, Inc.                           383,800        5,061,363
---------------------------------------------------------------

NATURAL GAS-0.95%

Enron Corp.                            195,000       12,577,500
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

OIL & GAS (DRILLING &
  EQUIPMENT)-2.33%

Cooper Cameron Corp.(a)                120,000   $    7,920,000
---------------------------------------------------------------
Diamond Offshore Drilling, Inc.        125,000        4,390,625
---------------------------------------------------------------
ENSCO International Inc.               344,600       12,340,988
---------------------------------------------------------------
Schlumberger Ltd.                       73,400        5,477,475
---------------------------------------------------------------
Transocean Sedco Forex Inc.             14,210          759,347
---------------------------------------------------------------
                                                     30,888,435
---------------------------------------------------------------

PAPER & FOREST PRODUCTS-0.22%

International Paper Co.                 96,700        2,882,869
---------------------------------------------------------------

PHOTOGRAPHY/IMAGING-0.37%

Pinnacle Systems, Inc.(a)              220,000        4,946,563
---------------------------------------------------------------

RAILROADS-0.69%

Kansas City Southern Industries,
  Inc.                                 103,000        9,134,813
---------------------------------------------------------------

RESTAURANTS-0.63%

CEC Entertainment Inc.(a)              328,000        8,405,000
---------------------------------------------------------------

RETAIL (BUILDING SUPPLIES)-0.81%

Home Depot, Inc. (The)                 106,800        5,333,325
---------------------------------------------------------------
Sherwin-Williams Co. (The)             255,000        5,402,813
---------------------------------------------------------------
                                                     10,736,138
---------------------------------------------------------------

RETAIL (COMPUTERS &
  ELECTRONICS)-0.75%

CDW Computer Centers, Inc.(a)          160,000       10,000,000
---------------------------------------------------------------

RETAIL (FOOD CHAINS)-0.43%

Albertson's, Inc.                      172,000        5,719,000
---------------------------------------------------------------

RETAIL (GENERAL MERCHANDISE)-1.12%

Costco Wholesale Corp.(a)              152,000        5,016,000
---------------------------------------------------------------
Target Corp.                           170,000        9,860,000
---------------------------------------------------------------
                                                     14,876,000
---------------------------------------------------------------

RETAIL (SPECIALTY)-0.83%

Zale Corp.(a)                          304,000       11,096,000
---------------------------------------------------------------

RETAIL (SPECIALTY-APPAREL)-1.56%

Men's Wearhouse, Inc. (The)(a)         596,000       13,298,250
---------------------------------------------------------------
Too Inc.(a)                            290,000        7,376,875
---------------------------------------------------------------
                                                     20,675,125
---------------------------------------------------------------

SERVICES (COMMERCIAL &
  CONSUMER)-1.33%

Convergys Corp.(a)                      98,000        5,083,750
---------------------------------------------------------------
H&R Block, Inc.                        220,000        7,122,500
---------------------------------------------------------------
Iron Mountain Inc.(a)                  161,000        5,474,000
---------------------------------------------------------------
                                                     17,680,250
---------------------------------------------------------------

SERVICES (COMPUTER SYSTEMS)-0.14%

Critical Path, Inc.(a)                  32,000        1,866,000
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

SERVICES (DATA PROCESSING)-2.56%

Concord EFS, Inc.(a)                   174,825   $    4,545,450
---------------------------------------------------------------
CSG Systems International, Inc.(a)     180,000       10,091,250
---------------------------------------------------------------
DST Systems, Inc.(a)                    58,100        4,422,863
---------------------------------------------------------------
Fiserv, Inc.(a)                         85,275        3,688,144
---------------------------------------------------------------
NOVA Corp.(a)                          102,232        2,856,107
---------------------------------------------------------------
Paychex, Inc.                          200,250        8,410,500
---------------------------------------------------------------
                                                     34,014,314
---------------------------------------------------------------

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-1.45%

Nextel Communications, Inc.-Class
  A(a)                                 200,000       12,237,500
---------------------------------------------------------------
Powerwave Technologies, Inc.(a)        159,000        6,996,000
---------------------------------------------------------------
                                                     19,233,500
---------------------------------------------------------------

TELECOMMUNICATIONS (LONG
  DISTANCE)-0.54%

Primus Telecommunications Group,
  Inc.(a)                              150,000        3,731,250
---------------------------------------------------------------
Viatel, Inc.(a)                        120,000        3,427,500
---------------------------------------------------------------
                                                      7,158,750
---------------------------------------------------------------

WASTE MANAGEMENT-0.62%

Waste Management, Inc.                 431,600        8,200,400
---------------------------------------------------------------
    Total Domestic Common Stocks
      (Cost $551,567,087)                         1,023,280,708
---------------------------------------------------------------

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-10.13%

BERMUDA-0.19%

Global Crossing Ltd.
  (Telecommunications-Long
  Distance)(a)                          98,842        2,600,780
---------------------------------------------------------------

CANADA-4.53%

Celestica Inc.
  (Electronics-Semiconductors)(a)      190,000        9,428,750
---------------------------------------------------------------
Nortel Networks Corp.
  (Communications Equipment)           240,000       16,380,000
---------------------------------------------------------------
PMC-Sierra, Inc.
  (Electronics-Semiconductors)(a)      193,200       34,329,225
---------------------------------------------------------------
                                                     60,137,975
---------------------------------------------------------------

                                                     MARKET
                                      SHARES         VALUE

FINLAND-1.86%

Nokia Oyj A.B.-ADR (Communications
  Equipment)                           494,400   $   24,689,100
---------------------------------------------------------------

HONG KONG-0.23%

UTStarcom, Inc. (Communications
  Equipment)(a)                        100,000        3,037,500
---------------------------------------------------------------

NETHERLANDS-1.59%

Koninklijke (Royal) Phillips
  Electronics N.V.-ADR (Electrical
  Equipment)                           444,544       21,115,840
---------------------------------------------------------------

SINGAPORE-0.92%

Flextronics International Ltd.
  (Manufacturing-Specialized)(a)       178,710       12,275,144
---------------------------------------------------------------

SWEDEN-0.81%

Telefonaktiebolaget LM Ericsson
  A.B.-ADR (Communications
  Equipment)                           536,000       10,720,000
---------------------------------------------------------------
    Total Foreign Stocks & Other
      Equity Interests (Cost
      $56,543,017)                                  134,576,339
---------------------------------------------------------------

                                    PRINCIPAL
                                      AMOUNT

U.S. TREASURY SECURITIES-0.11%

U.S. TREASURY BILLS-0.11%
  5.66%, 09/21/00(b)                $1,460,000(c)      1,441,044
---------------------------------------------------------------
         Total U.S. Treasury
           Securities
           (Cost $1,441,044)                          1,441,044
---------------------------------------------------------------

                                      SHARES

MONEY MARKET FUNDS-12.60%

STIC Liquid Assets Portfolio(d)     83,705,878       83,705,878
---------------------------------------------------------------
STIC Prime Portfolio(d)             83,705,878       83,705,878
---------------------------------------------------------------
    Total Money Market Funds
      (Cost $167,411,756)                           167,411,756
---------------------------------------------------------------

TOTAL INVESTMENTS-99.88%

  (Cost $776,962,904)                             1,326,709,847
---------------------------------------------------------------
OTHER ASSETS LESS
  LIABILITIES-0.12%                                   1,564,689
---------------------------------------------------------------
NET ASSETS-100.00%                               $1,328,274,536
===============================================================

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Interest rate shown represents the rate of discount paid or received at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund has the same investment advisor as the Fund.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2000
(Unaudited)

ASSETS:

Investments, at market value (cost
  $776,962,904)                             $1,326,709,847
----------------------------------------------------------
Receivables for:
  Investments sold                                 749,164
----------------------------------------------------------
  Fund shares sold                               4,703,673
----------------------------------------------------------
  Dividends                                      1,048,169
----------------------------------------------------------
  Variation margin                                 176,750
----------------------------------------------------------
Investment for deferred compensation plan           66,712
----------------------------------------------------------
Other assets                                        13,594
----------------------------------------------------------
         Total assets                        1,333,467,909
----------------------------------------------------------

LIABILITIES:

Payables for:
  Investments purchased                            137,700
----------------------------------------------------------
  Fund shares reacquired                         2,892,445
----------------------------------------------------------
  Deferred compensation plan                        66,712
----------------------------------------------------------
Accrued advisory fees                              687,468
----------------------------------------------------------
Accrued administrative services fees                11,794
----------------------------------------------------------
Accrued distribution fees                        1,234,629
----------------------------------------------------------
Accrued transfer agent fees                        159,994
----------------------------------------------------------
Accrued trustees' fees                               2,631
----------------------------------------------------------
    Total liabilities                            5,193,373
----------------------------------------------------------
Net assets applicable to shares
  outstanding                               $1,328,274,536
==========================================================

NET ASSETS:

Class A                                     $  555,800,496
==========================================================
Class B                                     $  717,858,759
==========================================================
Class C                                     $   54,615,281
==========================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                         18,242,911
==========================================================
Class B                                         25,248,915
==========================================================
Class C                                          1,923,142
==========================================================

Class A:

  Net asset value and redemption price per
    share                                   $        30.47
----------------------------------------------------------
  Offering price per share:
    (Net asset value of $30.47 divided by
     94.50%)                                $        32.24
==========================================================
Class B:
  Net asset value and offering price per
    share                                   $        28.43
==========================================================
Class C:
  Net asset value and offering price per
    share                                   $        28.40
==========================================================

STATEMENT OF OPERATIONS

For the six months ended June 30, 2000
(Unaudited)

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  $53,469)                                   $  4,554,512
---------------------------------------------------------
Interest                                            8,176
---------------------------------------------------------
    Total investment income                     4,562,688
---------------------------------------------------------

EXPENSES:

Advisory fees                                   3,936,407
---------------------------------------------------------
Administrative services fee                        70,430
---------------------------------------------------------
Custodian fees                                     53,424
---------------------------------------------------------
Distribution fees -- Class A                      640,707
---------------------------------------------------------
Distribution fees -- Class B                    3,314,037
---------------------------------------------------------
Distribution fees -- Class C                      202,873
---------------------------------------------------------
Transfer agent fees -- Class A                    275,683
---------------------------------------------------------
Transfer agent fees -- Class B                    508,155
---------------------------------------------------------
Transfer agent fees -- Class C                     31,139
---------------------------------------------------------
Trustees' fees                                      3,983
---------------------------------------------------------
Other                                             176,265
---------------------------------------------------------
    Total expenses                              9,213,103
---------------------------------------------------------
Less: Expenses paid indirectly                    (18,930)
---------------------------------------------------------
   Net expenses                                 9,194,173
---------------------------------------------------------
Net investment income (loss)                   (4,631,485)
---------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENT SECURITIES AND FUTURES
  CONTRACTS

Net realized gain from investment
  securities                                  162,938,533
---------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                        14,201,930
---------------------------------------------------------
  Futures contracts                              (435,750)
---------------------------------------------------------
                                               13,766,180
---------------------------------------------------------
Net gain on investment securities and
  futures contracts                           176,704,713
---------------------------------------------------------
Net increase in net assets resulting from
  operations                                 $172,073,228
=========================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2000 and the year ended December 31, 1999 (Unaudited)

                                                                   JUNE 30,        DECEMBER 31,
                                                                     2000              1999
                                                                --------------    --------------

OPERATIONS:

  Net investment income (loss)                                  $   (4,631,485)   $   (6,500,213)
------------------------------------------------------------------------------------------------
  Net realized gain from investment securities                     162,938,533        46,613,838
------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities and futures contracts                                13,766,180       268,442,968
------------------------------------------------------------------------------------------------
    Net increase in net assets resulting from operations           172,073,228       308,556,593
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAINS:

  Class A                                                                   --       (17,929,351)
------------------------------------------------------------------------------------------------
  Class B                                                                   --       (24,484,976)
------------------------------------------------------------------------------------------------
  Class C                                                                   --          (997,756)
------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS-NET:

  Class A                                                           19,218,667        25,912,665
------------------------------------------------------------------------------------------------
  Class B                                                           32,576,653        19,950,492
------------------------------------------------------------------------------------------------
  Class C                                                           24,947,654        11,803,897
------------------------------------------------------------------------------------------------
    Net increase in net assets                                     248,816,202       322,811,564
------------------------------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                                            1,079,458,334       756,646,770
------------------------------------------------------------------------------------------------
  End of period                                                 $1,328,274,536    $1,079,458,334
================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                                 $  624,913,082    $  548,170,108
------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                        (4,720,303)          (88,818)
------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                     158,770,564        (4,167,969)
------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities                 549,311,193       535,545,013
------------------------------------------------------------------------------------------------
                                                                $1,328,274,536    $1,079,458,334
================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2000
(UNAUDITED)

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Select Growth Fund (the "Fund") is a series portfolio of AIM Funds Group (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of four separate portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is to achieve long-term growth of capital.
  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
   Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.

F. Foreign Currency Translations -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
G. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.80% of the first $150 million of the Fund's average daily net assets, plus 0.625% of the Fund's average daily net assets in excess of $150 million.
    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2000, AIM was paid $70,430 for such services.
    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the six months ended June 30, 2000, AFS was paid $461,653 for such services.
    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the six months ended June 30, 2000, the Class A, Class B and Class C shares paid AIM Distributors $640,707, $3,314,037 and $202,873, respectively, as compensation under the Plans.
    AIM Distributors received commissions of $195,466 from sales of the Class A shares of the Fund during the six months ended June 30, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the six months ended June 30, 2000, AIM Distributors received $10,324 in contingent deferred sales charges imposed on redemptions of Fund shares.
    Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
    During the six months ended June 30, 2000, the Fund paid legal fees of $2,537 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the six months ended June 30, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) and reductions in custodian fees of $6,566 and $12,364, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $18,930.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $1,000,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the six months ended June 30, 2000, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the six months ended June 30, 2000 was $303,886,854 and $341,954,108, respectively.
    The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of June 30, 2000 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $589,528,643
---------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (39,934,558)
---------------------------------------------------------
Net unrealized appreciation of investment
  securities                                 $549,594,085
=========================================================
Cost of investments for tax purposes is
  $777,115,762.

NOTE 7-FUTURES CONTRACTS

On June 30, 2000, $1,460,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts were as follows:

                                                                                                       UNREALIZED
                                                               NO. OF       MONTH/       MARKET       APPRECIATION
CONTRACT                                                      CONTRACTS   COMMITMENT      VALUE      (DEPRECIATION)
--------                                                      ---------   ----------   -----------   --------------
S&P 500 Index                                                    70       Sep-00/Buy   $25,691,750     $(435,750)
===================================================================================================================

NOTE 8-SHARE INFORMATION

Changes in shares outstanding during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:

                                                                    JUNE 30, 2000             DECEMBER 31, 1999
                                                              -------------------------   --------------------------
                                                                SHARES        AMOUNT        SHARES        AMOUNT
                                                              ----------   ------------   ----------   -------------
Sold:
  Class A                                                      2,572,113   $ 75,421,293    8,174,582   $ 169,122,203
--------------------------------------------------------------------------------------------------------------------
  Class B                                                      3,478,565     95,416,373    5,441,024     110,096,224
--------------------------------------------------------------------------------------------------------------------
  Class C                                                      1,039,602     28,794,250      820,566      16,761,504
--------------------------------------------------------------------------------------------------------------------
Issued as reinvestment of dividends:
  Class A                                                             --             --      702,598      17,072,219
--------------------------------------------------------------------------------------------------------------------
  Class B                                                             --             --      996,161      22,682,713
--------------------------------------------------------------------------------------------------------------------
  Class C                                                             --             --       41,870         952,496
--------------------------------------------------------------------------------------------------------------------
Reacquired:
  Class A                                                     (1,931,091)   (56,202,626)  (7,818,939)   (160,281,757)
--------------------------------------------------------------------------------------------------------------------
  Class B                                                     (2,345,162)   (62,839,720)  (5,672,316)   (112,828,445)
--------------------------------------------------------------------------------------------------------------------
  Class C                                                       (146,119)    (3,846,596)    (296,926)     (5,910,103)
--------------------------------------------------------------------------------------------------------------------
                                                               2,667,908   $ 76,742,974    2,388,620   $  57,667,054
====================================================================================================================

NOTE 9-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                    YEAR ENDED DECEMBER 31,
                                                               JUNE 30,    ----------------------------------------------------
                                                               2000(a)       1999       1998     1997(a)      1996     1995(a)
                                                              ----------   --------   --------   --------   --------   --------
Net asset value, beginning of period                           $  26.23    $  19.35   $  15.67   $  14.78   $  13.05   $  10.32
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.04)      (0.06)     (0.04)      0.01       0.07       0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           4.28        8.00       4.24       2.82       2.34       3.50
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                               4.24        7.94       4.20       2.83       2.41       3.52
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Dividends from net investment income                               --          --         --      (0.01)        --         --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                              --       (1.06)     (0.52)     (1.93)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              --       (1.06)     (0.52)     (1.94)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  30.47    $  26.23   $  19.35   $  15.67   $  14.78   $  13.05
===============================================================================================================================
Total return(b)                                                   16.16%      41.48%     27.09%     19.54%     18.61%     34.31%
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $555,800    $461,628   $320,143   $266,168   $227,882   $168,217
===============================================================================================================================
Ratio of expenses to average net assets                            1.06%(c)    1.09%      1.11%      1.13%      1.18%      1.28%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.30)%(c)  (0.31)%    (0.22)%     0.04%      0.46%      0.20%
===============================================================================================================================
Portfolio turnover rate                                              27%         31%        68%       110%        97%        87%
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $515,381,818.

                                                                                           CLASS B
                                                              -----------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED                    YEAR ENDED DECEMBER 31,
                                                               JUNE 30,    ----------------------------------------------------
                                                               2000(a)     1999(a)      1998     1997(a)      1996     1995(a)
                                                              ----------   --------   --------   --------   --------   --------
Net asset value, beginning of period                           $  24.57    $  18.33   $  14.98   $  14.32   $  12.77   $  10.21
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.15)      (0.23)     (0.17)     (0.13)     (0.05)     (0.08)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)           4.01        7.53       4.04       2.72       2.28       3.43
-------------------------------------------------------------------------------------------------------------------------------
    Total from investment operations                               3.86        7.30       3.87       2.59       2.23       3.35
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                              --       (1.06)     (0.52)     (1.93)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
    Total distributions                                              --       (1.06)     (0.52)     (1.93)     (0.68)     (0.79)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $  28.43    $  24.57   $  18.33   $  14.98   $  14.32   $  12.77
===============================================================================================================================
Total return(b)                                                   15.71%      40.29%     26.13%     18.50%     17.60%     33.00%
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $717,859    $592,555   $428,002   $356,186   $280,807   $138,034
===============================================================================================================================
Ratio of expenses to average net assets                            1.85%(c)    1.90%      1.93%      1.99%      2.03%      2.13%
===============================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.10)%(c)  (1.12)%    (1.04)%    (0.82)%    (0.39)%    (0.65)%
===============================================================================================================================
Portfolio turnover rate                                              27%         31%        68%       110%        97%        87%
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $666,449,287.

                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                                                  AUGUST 4,
                                                                                                     1997
                                                                                                 (DATE SALES
                                                              SIX MONTHS        YEAR ENDED        COMMENCED
                                                                ENDED          DECEMBER 31,           TO
                                                               JUNE 30,     ------------------   DECEMBER 31,
                                                               2000(a)      1999(a)    1998(a)     1997(a)
                                                              ----------    -------    -------   ------------
Net asset value, beginning of period                           $ 24.55      $ 18.32    $14.98       $17.65
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.15)       (0.23)    (0.17)       (0.04)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   4.00         7.52      4.03        (0.70)
-------------------------------------------------------------------------------------------------------------
    Total from investment operations                              3.85         7.29      3.86        (0.74)
-------------------------------------------------------------------------------------------------------------
Less distributions:
  Distributions from net realized gains                             --        (1.06)    (0.52)       (1.93)
-------------------------------------------------------------------------------------------------------------
    Total distributions                                             --        (1.06)    (0.52)       (1.93)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                 $ 28.40      $ 24.55    $18.32       $14.98
=============================================================================================================
Total return(b)                                                  15.68%       40.26%    26.07%       (3.86)%
=============================================================================================================
Ratios/supplemental data:
Ratio of expenses to average net assets                           1.85%(c)     1.90%     1.93%        1.95%(d)
=============================================================================================================
Ratio of net investment income (loss) to average net assets      (1.10)%(c)   (1.12)%   (1.04)%      (0.77)%(d)
=============================================================================================================
Portfolio turnover rate                                             27%          31%       68%         110%
=============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average net assets of $40,797,439.
(d) Annualized.

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Funds Group, a Delaware business trust (the "Trust"), was held on May 3, 2000. The meeting was held for the following purposes:

(1) To elect Trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Prema Mathai-Davis, Lewis F. Pennock and Louis S. Sklar.

(2) To approve a new Master Investment Advisory Agreement for AIM Select Growth Fund (the "Fund").

(3) To approve changing the fundamental investment restrictions of the Fund.

(4) To approve changing the investment objective of the Fund and making it non-fundamental.

(5) To ratify the selection of KPMG LLP as independent accountants of the Fund for the fiscal year ending in 2000.

    The results of the proxy solicitation on the above matters were as follows:

                                                                                        VOTES      WITHHELD/
        TRUSTEES/MATTER                                                 VOTES FOR      AGAINST    ABSTENTIONS
        ---------------                                               -------------   ---------   -----------
(1)     Charles T. Bauer............................................  1,514,464,534         N/A   46,493,668
        Bruce L. Crockett...........................................  1,516,486,806         N/A   44,471,396
        Owen Daly II................................................  1,515,115,325         N/A   45,842,877
        Edward K. Dunn, Jr. ........................................  1,516,300,879         N/A   44,657,323
        Jack M. Fields..............................................  1,516,328,985         N/A   44,629,217
        Carl Frischling.............................................  1,515,733,560         N/A   45,224,642
        Robert H. Graham............................................  1,516,470,809         N/A   44,487,393
        Prema Mathai-Davis..........................................  1,515,583,756         N/A   45,374,446
        Lewis F. Pennock............................................  1,516,458,889         N/A   44,499,313
        Louis S. Sklar..............................................  1,516,220,167         N/A   44,738,035
(2)     Approval of a new Investment Advisory Agreement.............     18,162,974     407,664    5,398,751*
(3)(a)  Change to Fundamental Restriction on Issuer
        Diversification.............................................     17,793,323     585,554    5,590,512*
(3)(b)  Change to Fundamental Restriction on Borrowing Money and
        Issuing Senior Securities...................................     17,643,057     707,140    5,619,192*
(3)(c)  Change to or Addition of Fundamental Restriction on
        Underwriting Securities.....................................     17,735,470     633,715    5,600,204*
(3)(d)  Change to or Addition of Fundamental Restriction on Industry
        Concentration...............................................     17,759,968     590,848    5,618,573*
(3)(e)  Change to Fundamental Restriction on Purchasing or Selling
        Real Estate.................................................     17,644,028     719,740    5,605,621*
(3)(f)  Change to Fundamental Restriction on Purchasing or Selling
        Commodities and Elimination of Fundamental Restriction on
        Puts and Calls..............................................     17,532,142     794,076    5,643,171*
(3)(g)  Change to Fundamental Restriction on Making Loans...........     17,497,192     788,242    5,683,955*
(3)(h)  Approval of a new Fundamental Investment Restriction on
        Investing all of the Fund's assets in an Open-End Fund......     17,607,939     712,143    5,649,307*
(3)(i)  Elimination of Fundamental Restriction on Margin
        Transactions................................................     17,270,430   1,018,370    5,680,589*
(3)(j)  Elimination of Fundamental Restriction on Short Sales of
        Securities..................................................     17,425,580     867,238    5,676,571*
(4)     Approval of changing the Investment Objective and Making it
        Non-Fundamental.............................................     17,458,745     805,507    5,705,137*
(5)     Ratification of the selection of KPMG LLP as Independent
        Accountants of the Fund.....................................     22,780,259     180,753    1,008,377

* Includes Broker Non-Votes


BOARD OF TRUSTEES                                 OFFICERS                                    OFFICE OF THE FUND
Charles T. Bauer                                  Charles T. Bauer                            11 Greenway Plaza
Director and Chairman                             Chairman                                    Suite 100
A I M Management Group Inc.                                                                   Houston, TX 77046
                                                  Robert H. Graham
Bruce L. Crockett                                 President                                   INVESTMENT ADVISOR
Director
ACE Limited;                                      Carol F. Relihan                            A I M Advisors, Inc.
Formerly Director, President, and                 Senior Vice President and Secretary         11 Greenway Plaza
Chief Executive Officer                                                                       Suite 100
COMSAT Corporation                                Gary T. Crum                                Houston, TX 77046
                                                  Senior Vice President
Owen Daly II                                                                                  TRANSFER AGENT
Formerly, Director                                Dana R. Sutton
Cortland Trust Inc.                               Vice President and Treasurer                A I M Fund Services, Inc.
                                                                                              P.O. Box 4739
Edward K. Dunn Jr.                                Robert G. Alley                             Houston, TX 77210-4739
Chairman, Mercantile Mortgage Corp.;              Vice President
Formerly Vice Chairman, President                                                             CUSTODIAN
and Chief Operating Officer,                      Stuart W. Coco
Mercantile-Safe Deposit & Trust Co.; and          Vice President                              State Street Bank and Trust Company
President, Mercantile Bankshares                                                              225 Franklin Street
                                                  Melville B. Cox                             Boston, MA 02110
Jack Fields                                       Vice President
Chief Executive Officer                                                                       COUNSEL TO THE FUND
Texana Global, Inc. and                           Karen Dunn Kelley
Twenty First Century Group, Inc.;                 Vice President                              Ballard Spahr
Formerly Member                                                                               Andrews & Ingersoll, LLP
of the U.S. House of Representatives              Edgar M. Larsen                             1735 Market Street
                                                  Vice President                              Philadelphia, PA 19103
Carl Frischling
Partner                                           Mary J. Benson                              COUNSEL TO THE TRUSTEES
Kramer, Levin, Naftalis & Frankel LLP             Assistant Vice President and
                                                  Assistant Treasurer                         Kramer, Levin, Naftalis & Frankel LLP
Robert H. Graham                                                                              919 Third Avenue
Director, President and Chief Executive Officer   Sheri Morris                                New York, NY 10022
A I M Management Group Inc.                       Assistant Vice President and
                                                  Assistant Treasurer                         DISTRIBUTOR
Prema Mathai-Davis
Formerly, Chief Executive Officer,                Renee A. Friedli                            A I M Distributors, Inc.
YWCA of the U.S.A.                                Assistant Secretary                         11 Greenway Plaza
                                                                                              Suite 100
Lewis F. Pennock                                  P. Michelle Grace                           Houston, TX 77046
Attorney                                          Assistant Secretary

Louis S. Sklar                                    Nancy L. Martin
Executive Vice President,                         Assistant Secretary
Development and Operations,
Hines Interests                                   Ofelia M. Mayo
Limited Partnership                               Assistant Secretary

                                                  Lisa A. Moss
                                                  Assistant Secretary

                                                  Kathleen J. Pflueger
                                                  Assistant Secretary

                                                  Samuel D. Sirko
                                                  Assistant Secretary


AIM FAMILY OF FUNDS --Registered Trademark--

                                  EQUITY FUNDS




    DOMESTIC EQUITY FUNDS              INTERNATIONAL/GLOBAL EQUITY FUNDS

       MORE AGGRESSIVE                          MORE AGGRESSIVE                      A I M Management Group Inc. has
                                                                                     provided leadership in the mutual
AIM Small Cap Opportunities(1)         AIM Latin American Growth                     fund industry since 1976 and
AIM Mid Cap Opportunities(2)           AIM Developing Markets                        managed approximately $176 billion
AIM Large Cap Opportunities            AIM Asian Growth                              in assets for more than 8 million
AIM Emerging Growth                    AIM Japan Growth                              shareholders, including individual
AIM Small Cap Growth(3)                AIM European Development                      investors, corporate clients and
AIM Aggressive Growth                  AIM Euroland Growth(5)                        financial institutions, as of June
AIM Mid Cap Growth                     AIM Global Aggressive Growth                  30, 2000.
AIM Capital Development                AIM International Equity                          The AIM Family of
AIM Constellation(4)                   AIM Advisor International Value               Funds--Registered Trademark-- is
AIM Dent Demographic Trends            AIM Global Trends(6)                          distributed nationwide, and AIM
AIM Select Growth                      AIM Global Growth                             today is the eighth-largest mutual
AIM Large Cap Growth                                                                 fund complex in the United States
AIM Weingarten                                       MORE CONSERVATIVE               in assets under management,
AIM Mid Cap Growth                                                                   according to Strategic Insight, an
AIM Charter                                         SECTOR EQUITY FUNDS              independent mutual fund monitor.
AIM Value                                                                                AIM is a subsidiary of
AIM Blue Chip                                         MORE AGGRESSIVE                AMVESCAP PLC, one of the world's
AIM Basic Value                                                                      largest independent financial
AIM Large Cap Basic Value              AIM Global Telecommunications and Technology  services companies with $389
AIM Balanced                           AIM Global Resources                          billion in assets under management
AIM Advisor Flex                       AIM Global Financial Services                 as of June 30, 2000.
                                       AIM Global Health Care
   MORE CONSERVATIVE                   AIM Global Consumer Products and Services
                                       AIM Global Infrastructure
                                       AIM Advisor Real Estate
                                       AIM Global Utilities

                                                     MORE CONSERVATIVE

                            FIXED-INCOME FUNDS

  TAXABLE FIXED-INCOME FUNDS               TAX-FREE FIXED-INCOME FUNDS

       MORE AGGRESSIVE                          MORE AGGRESSIVE

AIM Strategic Income                    AIM High Income Municipal
AIM High Yield II                       AIM Tax-Exempt Bond of Connecticut
AIM High Yield                          AIM Municipal Bond
AIM Income                              AIM Tax-Free Intermediate
AIM Global Income                       AIM Tax-Exempt Cash
AIM Floating Rate(7)
AIM Intermediate Government                     MORE CONSERVATIVE
AIM Limited Maturity Treasury
AIM Money Market

      MORE CONSERVATIVE


    The AIM Risk Spectrum illustrates equity and fixed-income funds from more aggressive to more conservative. When assessing the degree of risk, three factors were considered: the funds' portfolio holdings, volatility patterns over time and diversification permitted within the fund. Fund rankings are relative to one another within The AIM Family of Funds--Registered Trademark-- and should not be compared with other investments. There is no guarantee that any one AIM fund will be less volatile than any other. (1) AIM Small Cap Opportunities Fund closed to new investors Nov. 4, 1999. (2) AIM Mid Cap Opportunities Fund closed to new investors March 21, 2000. (3) AIM Small Cap Growth Fund closed to new investors Nov. 8, 1999. (4) AIM Constellation Fund's investment strategy broadened to allow investments across all market capitalizations Dec. 1, 1999.
(5) AIM Europe Growth Fund was renamed AIM Euroland Growth Fund Sept. 1, 1999.
(6) AIM Global Trends Fund was restructured to operate as a traditional mutual fund Aug. 27, 1999. Previously, the fund operated as a fund of funds. (7) AIM Floating Rate Fund was restructured to offer multiple share classes April 3, 2000. Existing shares were converted to Class B shares, and Class C shares commenced offering.
    FOR MORE COMPLETE INFORMATION ABOUT ANY AIM FUND, INCLUDING SALES CHARGES AND EXPENSES, OBTAIN THE APPROPRIATE PROSPECTUS(ES) FROM YOUR FINANCIAL ADVISOR. PLEASE READ THE PROSPECTUS(ES) CAREFULLY BEFORE YOU INVEST OR SEND MONEY. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective fund prospectus. If used as sales material after Oct. 20, 2000, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Review of Performance for the most recent quarter end.

[DALBAR LOGO APPEARS HERE]                               [AIM LOGO APPEARS HERE]
                                                        --Registered Trademark--

                                                        [INVEST WITH DISCIPLINE]
                                                        --Registered Trademark--




A I M Distributors, Inc.                                               GRO-SAR-1